Property and Equipment - Summary of Property and Equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Opening cost	$ 8,724
Depreciation, property, plant and equipment	3,338	$ 2,807
Disposals / retirements	(2,450)	(1,096)
Ending cost	4,590	8,724
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Opening cost	16,598	15,293
Additions	746	1,736
Additions through business acquisitions (note 4)	0	55
Disposals / retirements	(2,450)	(1,096)
Foreign currency translation adjustment	19	610
Ending cost	14,913	16,598
Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Opening cost	(7,874)	(4,881)
Depreciation, property, plant and equipment	3,338	2,807
Impairment loss recognised in profit or loss, property, plant and equipment	1,556	774
Foreign currency translation adjustment	5	508
Ending cost	(10,323)	(7,874)
Furniture, fixtures and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening cost	1,074
Disposals / retirements	(325)	(325)
Ending cost	537	1,074
Furniture, fixtures and equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Opening cost	1,725	1,874
Additions	174	89
Additions through business acquisitions (note 4)	0	0
Disposals / retirements	(325)	(325)
Foreign currency translation adjustment	(2)	87
Ending cost	1,572	1,725
Furniture, fixtures and equipment | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Opening cost	(651)	(448)
Depreciation, property, plant and equipment	448	280
Impairment loss recognised in profit or loss, property, plant and equipment	260	164
Foreign currency translation adjustment	1	84
Ending cost	(1,035)	(651)
Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening cost	2,963
Disposals / retirements	0	(13)
Ending cost	1,642	2,963
Computer equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Opening cost	6,792	4,925
Additions	550	1,321
Additions through business acquisitions (note 4)	0	55
Disposals / retirements	0	(13)
Foreign currency translation adjustment	17	504
Ending cost	7,359	6,792
Computer equipment | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Opening cost	(3,829)	(2,083)
Depreciation, property, plant and equipment	1,884	1,344
Impairment loss recognised in profit or loss, property, plant and equipment	0	5
Foreign currency translation adjustment	4	410
Ending cost	(5,717)	(3,829)
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Opening cost	4,687
Disposals / retirements	(2,125)	(758)
Ending cost	2,411	4,687
Leasehold improvements | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Opening cost	8,081	8,494
Additions	22	326
Additions through business acquisitions (note 4)	0	0
Disposals / retirements	(2,125)	(758)
Foreign currency translation adjustment	4	19
Ending cost	5,982	8,081
Leasehold improvements | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Opening cost	(3,394)	(2,350)
Depreciation, property, plant and equipment	1,006	1,183
Impairment loss recognised in profit or loss, property, plant and equipment	1,296	605
Foreign currency translation adjustment	0	14
Ending cost	$ (3,571)	$ (3,394)